UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07038
                                                     ---------


                           THE MONEY MARKET PORTFOLIOS
                           ---------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                      ------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/09
                          ---------


ITEM 1. REPORTS TO STOCKHOLDERS.

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                            SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                           DECEMBER 31, 2009   ------------------------------------------------------------------
                                              (UNAUDITED)         2009           2008         2007            2006        2005
                                           -----------------   ----------     ----------   ----------     ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ...     $     1.00        $     1.00     $     1.00   $     1.00     $     1.00   $     1.00
                                             ----------        ----------     ----------   ----------     ----------   ----------
Income from investment operations:
   Net investment income ...............             --(a)          0.011          0.040        0.052          0.041        0.020
   Net realized and unrealized gains
      (losses) .........................             --(a)            (--)(a)         --          (--)(a)         --           --
                                             ----------        ----------     ----------   ----------     ----------   ----------
Total from investment operations .......             --(a)          0.011          0.040        0.052          0.041        0.020
                                             ----------        ----------     ----------   ----------     ----------   ----------
Less distributions from net
   investment income ...................            (--)(a)        (0.011)        (0.040)      (0.052)        (0.041)      (0.020)
                                             ----------        ----------     ----------   ----------     ----------   ----------
Net asset value, end of period .........     $     1.00        $     1.00     $     1.00   $     1.00     $     1.00   $     1.00
                                             ==========        ==========     ==========   ==========     ==========   ==========
Total return(b) ........................           0.04%             1.14%          4.10%        5.28%          4.15%        2.06%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses(d) ............................           0.16%             0.15%          0.16%        0.15%          0.16%        0.16%
Net investment income ..................           0.07%             1.12%          4.02%        5.17%          4.09%        2.04%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......     $7,274,913        $8,520,392     $7,028,194   $6,580,101     $4,993,739   $5,676,479

(a)  Amount rounds to less than $0.001 per share.

(b)  Total return is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

    THE MONEY MARKET PORTFOLIO                                                              PRINCIPAL AMOUNT(a)        VALUE
    --------------------------                                                              -------------------   --------------
    INVESTMENTS 99.9%
    CERTIFICATES OF DEPOSIT 38.4%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.17%, 3/29/10 .......       $ 75,000,000      $   75,000,000
    Bank of Montreal, Chicago Branch, 0.16%, 1/19/10 ....................................        100,000,000         100,000,000
    Bank of Montreal, Chicago Branch, 0.17%, 2/08/10 ....................................        150,000,000         150,001,583
    Bank of Nova Scotia, Houston Branch, 0.16%, 1/11/10 .................................        100,000,000         100,000,000
    Bank of Nova Scotia, Houston Branch, 0.08% - 0.21%, 1/04/10 - 1/21/10 ...............        100,000,000         100,000,000
    Bank of Nova Scotia, Houston Branch, 0.17%, 1/25/10 .................................        100,000,000         100,000,333
    Banque Nationale De Paris, San Francisco Branch, 0.08% - 0.23%, 1/15/10 - 1/21/10 ...        100,000,000         100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.26%, 2/26/10 .....................        100,000,000         100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.21%, 3/03/10 .....................        100,000,000         100,000,000
    Barclays Bank PLC, New York Branch, 0.15%, 1/19/10 ..................................        250,000,000         250,000,000
    Calyon NY, New York Branch, 0.25%, 2/26/10 ..........................................        100,000,000         100,000,000
    Calyon NY, New York Branch, 0.24%, 3/12/10 ..........................................        100,000,000         100,000,000
    Calyon NY, New York Branch, 0.15% - 0.24%, 2/02/10 - 3/18/10 ........................        100,000,000         100,000,000
    National Australia Bank, New York Branch, 0.20%, 1/04/10 ............................         50,000,000          50,000,000
    National Australia Bank, New York Branch, 0.22%, 2/18/10 ............................        100,000,000         100,000,000
    Royal Bank of Canada, New York Branch, 0.10%, 1/11/10 ...............................        250,000,000         250,000,347
    Societe Generale, New York Branch, 0.14%, 2/01/10 ...................................         50,000,000          50,000,431
    Societe Generale, New York Branch, 0.23%, 2/04/10 ...................................        250,000,000         250,000,000
    Svenska Handelsbanken, New York Branch, 0.21%, 3/17/10 ..............................        250,000,000         250,000,000
    The Toronto-Dominion Bank, New York Branch, 0.14%, 1/04/10 ..........................        200,000,000         200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.19%, 2/12/10 ..........................         70,000,000          70,000,408
    Westpac Banking Corp., New York Branch, 0.21% - 0.26%, 1/11/10 - 4/06/10 ............        100,000,000         100,000,000
                                                                                                                  --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,795,003,102) .................................                          2,795,003,102
                                                                                                                  --------------
(b) COMMERCIAL PAPER 40.8%
    Abbott Laboratories, 1/05/10 - 3/08/10 ..............................................         92,185,000          92,173,700
    Abbott Laboratories, 3/15/10 ........................................................         76,000,000          75,981,507
    Abbott Laboratories, 3/22/10 ........................................................         83,000,000          82,977,867
    Australia and New Zealand Banking Group Ltd., 1/22/10 - 2/16/10 (Australia) .........        100,000,000          99,980,111
    Australia and New Zealand Banking Group Ltd., 3/08/10 (Australia) ...................        100,000,000          99,963,333
    ChevronTexaco Funding Corp., 1/05/10 - 1/29/10 ......................................        180,000,000         179,994,450
    Commonwealth Bank of Australia, 1/25/10 (Australia) .................................        100,000,000          99,985,167
    Commonwealth Bank of Australia, 1/28/10 - 2/25/10 (Australia) .......................        150,000,000         149,971,347
    Export Development Canada, 1/13/10 - 2/24/10 (Canada) ...............................         55,381,000          55,377,334
    Government of Canada, 2/09/10 (Canada) ..............................................         45,000,000          44,981,963
    Government of Canada, 3/29/10 (Canada) ..............................................        100,000,000          99,891,250
    Government of Canada, 3/31/10 (Canada) ..............................................        130,000,000         129,861,803
    Johnson & Johnson, 1/19/10 ..........................................................        150,000,000         149,992,500
    Johnson & Johnson, 2/01/10 ..........................................................         50,000,000          49,995,910
    National Australia Funding, 1/05/10 (Australia) .....................................        100,000,000          99,997,833
    Nestle Capital Corp., 2/22/10 .......................................................        125,000,000         124,983,389
    Nestle Capital Corp., 1/07/10 - 2/23/10 .............................................        144,176,000         144,166,114
    Pitney Bowes Credit Corp., 1/04/10 ..................................................         49,537,000          49,536,959
    Province of British Columbia, 1/15/10 - 3/24/10 (Canada) ............................        143,300,000         143,278,786
    Province of British Columbia, 2/25/10 - 3/23/10 (Canada) ............................        149,100,000         148,997,838
    Province of Ontario, 2/05/10, (Canada) ..............................................         88,700,000          88,683,615
    Province of Ontario, 2/26/10, (Canada) ..............................................        103,000,000         102,979,171
    Province of Ontario, 3/09/10 - 3/17/10 (Canada) .....................................         84,500,000          84,478,247


                             18 | Semiannual Report

The Money Market Portfolios

    THE MONEY MARKET PORTFOLIO                                                              PRINCIPAL AMOUNT(a)        VALUE
    --------------------------                                                              -------------------   --------------
    INVESTMENTS (CONTINUED)
(b) COMMERCIAL PAPER (CONTINUED)
    Rabobank USA Financial Corp., 2/19/10 ...............................................       $122,405,000      $  122,368,346
    Rabobank USA Financial Corp., 3/09/10 ...............................................        100,000,000          99,964,639
    United Parcel Service of America Inc., 1/11/10 ......................................         50,000,000          49,999,028
    United Parcel Service of America Inc., 1/20/10 ......................................        150,000,000         149,994,458
    Westpac Banking Corp., 2/02/10 (Australia) ..........................................        100,000,000          99,980,444
    Westpac Banking Corp., 2/19/10 (Australia) ..........................................         50,000,000          49,985,708
                                                                                                                  --------------
    TOTAL COMMERCIAL PAPER (COST $2,970,522,817) ........................................                          2,970,522,817
                                                                                                                  --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 11.4%
    FHLB, 0.112% - 0.56%, 1/04/10 - 6/22/10 .............................................         77,601,000          77,594,436
(b) International Bank for Reconstruction & Development, 1/04/10 - 1/05/10
       (Supranational(c)) ...............................................................         52,945,000          52,944,712
(b) U.S. Treasury Bill, 1/14/10 .........................................................        100,000,000          99,983,614
(b) U.S. Treasury Bill, 6/03/10 .........................................................        250,000,000         249,472,575
(b) U.S. Treasury Bill, 8/26/10 .........................................................        100,000,000          99,705,396
(b) U.S. Treasury Bill, 9/23/10 .........................................................        150,000,000         149,573,424
(b) U.S. Treasury Bill, 12/16/10 ........................................................        100,000,000          99,595,257
                                                                                                                  --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $828,869,414) .....................                            828,869,414
                                                                                                                  --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,594,395,333) ................                          6,594,395,333
                                                                                                                  --------------
(d) REPURCHASE AGREEMENTS 9.3%
    Banc of America Securities LLC, 0.010%, 1/04/10 (Maturity Value $50,000,056)
       Collateralized by U.S. Government Agency Securities, 5.80%, 2/09/26 ..............         50,000,000          50,000,000
    Deutsche Bank Securities Inc., 0.000%, 1/04/10 (Maturity Value $75,000,000)
       Collateralized by U.S. Treasury Notes, 4.50%, 11/15/10 ...........................         75,000,000          75,000,000
    Goldman, Sachs & Co., 0.000%, 1/04/10 (Maturity Value $250,000,000)
       Collateralized by U.S. Government and Agency Securities, 3.25% - 5.125%,
          2/25/11 - 7/15/12 .............................................................        250,000,000         250,000,000
    HSBC Securities (USA) Inc., 0.010%, 1/04/10 (Maturity Value $150,000,167)
       Collateralized by U.S. Government and Agency Securities 1.375% - 7.25%,
          1/15/10 - 10/18/13 ............................................................        150,000,000         150,000,000
    Morgan Stanley & Co. Inc., 0.000%, 1/04/10 (Maturity Value $100,00,000)
       Collateralized by U.S. Treasury Notes, 2.125% - 4.25%, 11/15/14 - 11/30/14 .......        100,000,000         100,000,000
    UBS Securities LLC., 0.000%, 1/04/10 (Maturity Value $50,000,000)
       Collateralized by U.S. Government and Agency Securities, 3.125% - 6.00%,
          5/15/11 - 9/29/14 .............................................................         50,000,000          50,000,000
                                                                                                                  --------------
    TOTAL REPURCHASE AGREEMENTS (COST $675,000,000) .....................................                            675,000,000
                                                                                                                  --------------
    TOTAL INVESTMENTS (COST $7,269,395,333) 99.9% .......................................                          7,269,395,333
    OTHER ASSETS, LESS LIABILITIES 0.1% .................................................                              5,518,000
                                                                                                                  --------------
    NET ASSETS 100.0% ...................................................................                         $7,274,913,333
                                                                                                                  ==============

See Abbreviations on page 27.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (unaudited)

                                                                        THE
                                                                   MONEY MARKET
                                                                     PORTFOLIO
                                                                  --------------
Assets:
   Investments in securities, at amortized cost ...............   $6,594,395,333
   Repurchase agreements, at value and cost ...................      675,000,000
                                                                  --------------
         Total investments ....................................   $7,269,395,333
   Cash .......................................................        6,049,316
   Interest receivable ........................................          661,477
                                                                  --------------
         Total assets .........................................    7,276,106,126
                                                                  --------------
Liabilities:
   Payables:
      Affiliates ..............................................        1,046,709
      Custodian fees (Note 4) .................................           70,986
   Accrued expenses and other liabilities .....................           75,098
                                                                  --------------
         Total liabilities ....................................        1,192,793
                                                                  --------------
            Net assets, at value ..............................   $7,274,913,333
                                                                  --------------
Net assets consist of:
   Paid-in capital ............................................   $7,278,117,957
   Accumulated net realized gain (loss) .......................       (3,204,624)
                                                                  --------------
            Net assets, at value ..............................   $7,274,913,333
                                                                  ==============
Shares outstanding ............................................    7,278,117,957
                                                                  ==============
Net asset value per share .....................................   $         1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2009 (unaudited)

                                                                          THE
                                                                     MONEY MARKET
                                                                       PORTFOLIO
                                                                     ------------
Investment income:
   Interest ......................................................   $10,171,515
                                                                     -----------
Expenses:
   Management fees (Note 3a) .....................................     6,634,535
   Custodian fees (Note 4) .......................................        66,788
   Reports to shareholders .......................................         3,794
   Professional fees .............................................        62,249
   Other .........................................................       111,140
                                                                     -----------
      Total expenses .............................................     6,878,506
      Expense reductions (Note 4) ................................          (344)
                                                                     -----------
         Net expenses ............................................     6,878,162
                                                                     -----------
            Net investment income ................................     3,293,353
                                                                     -----------
Net realized gain (loss) from investments ........................        27,393
                                                                     -----------
Net increase (decrease) in net assets resulting from operations ..   $ 3,320,746
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  THE MONEY MARKET PORTFOLIO
                                                                              ----------------------------------
                                                                               SIX MONTHS ENDED
                                                                              DECEMBER 31, 2009     YEAR ENDED
                                                                                 (UNAUDITED)       JUNE 30, 2009
                                                                              -----------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................................    $     3,293,353    $   96,400,635
      Net realized gain (loss) from investments ...........................             27,393        (3,212,548)
                                                                               ---------------    --------------
         Net increase (decrease) in net assets resulting from operations ..          3,320,746        93,188,087
   Distributions to shareholders from net investment income ...............         (3,293,353)      (96,400,635)
   Capital share transactions (Note 2) ....................................     (1,245,506,437)    1,495,410,735
                                                                               ---------------    --------------
         Net increase (decrease) in net assets ............................     (1,245,479,044)    1,492,198,187
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period ....................................................      8,520,392,377     7,028,194,190
                                                                               ---------------    --------------
   End of period ..........................................................    $ 7,274,913,333    $8,520,392,377
                                                                               ===============    ==============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2009. Repurchase agreements are valued at cost which approximates market value.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily;


                             Semiannual Report | 23

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                     DECEMBER 31, 2009     JUNE 30, 2009
                                                     -----------------   ----------------
Shares sold ......................................   $  8,833,234,100    $ 14,699,668,141
Shares issued in reinvestment of distributions ...          3,284,302          96,416,354
Shares redeemed ..................................    (10,082,024,839)    (13,300,673,760)
                                                     ----------------    ----------------
Net increase (decrease) ..........................   $ (1,245,506,437)   $  1,495,410,735
                                                     ================    ================


                             24 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2009, the shares of the Portfolio were owned by the following entities:

                                                                                  PERCENTAGE OF
                                                                   SHARES      OUTSTANDING SHARES
                                                               -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio .....   4,908,987,917         67.45%
Franklin Money Fund ........................................   2,052,235,060         28.20%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund ...........................     316,894,980          4.35%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             Semiannual Report | 25

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016 ..................................   $   19,469
2017 ..................................    3,212,548
                                          ----------
                                          $3,232,017
                                          ==========

At December 31, 2009, the cost of investments for book and income tax purposes was the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At December 31, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.


                             26 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through February 16, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB - Federal Home Loan Bank


                             Semiannual Report | 27

Franklin Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             28 | Semiannual Report

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


ITEM 6. SCHEDULE OF INVESTMENTS. N/A


ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.         N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.       N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS
AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS



By /s/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  February 25, 2010